Selected Current Liabilities (Details) (USD $) In Millions, unless otherwise specified	May 31, 2014	May 31, 2013
Selected Current Liabilities Details [Abstract]
Salaries	$ 267	$ 489
Employee benefits, including variable compensation	434	615
Compensated absences	576	584
Accrued salaries and employee benefits	1,277	1,688
Self-insurance accruals	811	796
Taxes other than income taxes	339	368
Other	913	768
Accrued expenses	$ 2,063	$ 1,932